ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2015
ACCUMULATED OTHER COMPREHENSIVE LOSS [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS
22.	ACCUMULATED OTHER COMPREHENSIVE LOSS

The movement of accumulated other comprehensive loss is as follows:

in millions of $	Foreign currency translation adjustment

Balance as of December 31, 2012	2.9
Other comprehensive income	1.2

Balance as of December 31, 2013	4.1
Other comprehensive loss	(40.6)

Balance as of December 31, 2014	(36.5)
Other comprehensive loss	(34.6)

Balance as of December 31, 2015	(71.1)